Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 591.4		$ 463.3
Less: accumulated depreciation	(317.8)		(316.1)
Property, plant and equipment, net	273.6	[1]	147.2	[1]
Computer software included in net property, plant and equipment	26.9		24.9
Amortization of software costs	8.4		9.5		10.1
Land and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	27.5		13.6
Building and improvements to leaseholds
Property, Plant and Equipment [Line Items]
Property, plant and equipment	151.3		115.5
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	379.2		321.7
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 33.4		$ 12.5

[1]	Net property, plant and equipment as of December 31, 2012 and 2011 contained $26.9 million and $24.9 million of computer software assets, which are classified within machinery and equipment and construction in progress. Amortization of software costs was $8.4 million, $9.5 million and $10.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.